Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 23, 2010
Statement of Financial Position [Abstract]
Members' Equity	$ 1,373,918	$ 1,638,265	$ 1,467,239	$ (46,380)	$ (9,869)	$ 0